FAIR VALUE MEASUREMENT - Items Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell, Netting	$ (56,390)	$ (56,339)
Trading account assets	249,956	296,786
Netting of cash collateral received	(43,227)	(47,625)
Investments	342,955	333,443
Loans	5,005	5,901
Mortgage servicing rights (MSRs)	1,781	1,845
Liabilities, Fair Value Disclosure [Abstract]
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Netting	(56,390)	(56,339)
Netting of cash collateral paid	(42,609)	(47,769)
Assets transferred from Level 1 to Level 2	3,300	4,100
Assets transferred from Level 2 to Level 1	4,400	4,200
Liabilities transferred from Level 2 to Level 1	600
Liabilities transferred from Level 1 to Level 2	400	1,400
Investments measured at net asset value excluded from Level 3	895	1,065
Accounting Standards Update 2015-07
Liabilities, Fair Value Disclosure [Abstract]
Investments measured at net asset value excluded from Level 3	900	1,100
Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	24,767	27,053
Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,855	4,343
Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	30,007	36,234
U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	17,796	20,474
State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,696	3,402
Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	56,609	64,937
Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	14,437	27,797
Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	56,495	57,846
Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,956	4,546
Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	11,776	13,593
Recurring
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	178,875	191,320
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell, Netting	(40,911)	(47,129)
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell	137,964	144,191
Investments	300,329	301,836
Loans	5,005	5,901
Mortgage servicing rights (MSRs)	1,781	1,845
Assets before netting	1,311,724	1,632,044
Total assets, Netting	(610,568)	(873,723)
Total assets	701,156	758,321
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	1,590	1,684
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	77,754	83,854
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Netting	(40,911)	(47,129)
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase	36,843	36,725
Securities sold, not yet purchased	57,827	70,944
Trading liabilities	59,920	70,944
Short-term borrowings	1,207	1,496
Long-term debt, at fair value	25,293	26,180
Total liabilities, Gross	792,123	1,078,988
Total liabilities, Netting	(608,054)	(872,091)
Total liabilities	184,069	206,897
Recurring | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	611,054	883,193
Cash collateral received	13,628	9,846
Total trading derivatives and cash collateral, liability	624,682	893,039
Netting agreements	(524,481)	(777,178)
Netting of cash collateral paid	(42,609)	(47,769)
Netting, Liabilities, total of netting agreements and cash collateral received	(567,090)	(824,947)
Total derivative liabilities	57,592	68,092
Cash collateral received, gross	56,855	57,471
Recurring | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	395,904	622,282
Recurring | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	133,913	158,826
Recurring | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	26,516	32,469
Recurring | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	20,553	26,186
Recurring | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	34,168	43,430
Recurring | Non-trading derivatives and other financial liabilities
Assets, Fair Value Disclosure [Abstract]
Netting of cash collateral received		(1,791)
Cash collateral paid, gross	61	138
Liabilities, Fair Value Disclosure [Abstract]
Cash collateral received	37	7
Netting of cash collateral paid	(53)	(15)
Netting, Liabilities, total of netting agreements and cash collateral received	(53)
Other liabilities, gross	1,640	1,784
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	1,677	1,791
Total other assets and cash collateral, gross	1,624	1,776
Cash collateral received, gross	1,986	1,798
Recurring | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading liabilities	2,093	0
Recurring | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	24,767	27,053
Investments	39,714	36,091
Recurring | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,385	4,838
Investments	5,986	8,363
Recurring | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,855	4,343
Investments	571	554
Recurring | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	30,007	36,234
Investments	46,271	45,008
Recurring | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	17,796	20,474
Investments	122,915	123,690
Recurring | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,696	3,402
Investments	11,459	12,699
Recurring | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	56,609	64,937
Investments	92,201	90,697
Recurring | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	14,437	27,797
Investments	15,803	12,157
Recurring | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	56,495	57,846
Investments	625	2,725
Recurring | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,956	4,546
Investments	9,174	12,506
Recurring | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	11,776	13,593
Investments	688	661
Recurring | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	1,193	1,693
Recurring | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	193,772	228,829
Recurring | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	618,981	886,237
Gross cash collateral paid	4,911	6,523
Trading derivative, asset, gross net cash collateral paid	623,892	892,760
Less: Netting agreements to assets	(524,481)	(777,178)
Netting of cash collateral received	(43,227)	(47,625)
Netting, Assets, total of netting agreements and cash collateral received	(567,708)	(824,803)
Trading derivatives	56,184	67,957
Cash collateral paid, gross	47,520	54,292
Recurring | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	414,894	638,453
Recurring | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	129,317	155,994
Recurring | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	21,885	24,752
Recurring | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	18,010	23,520
Recurring | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	34,875	43,518
Recurring | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Netting of cash collateral received	(1,949)	(1,791)
Netting, Assets, total of netting agreements and cash collateral received	(1,949)	(1,791)
Other assets, gross	8,062	9,430
Cash collateral paid, gross	8	123
Total other assets and cash collateral, gross	8,070	9,553
Other assets	6,121	7,762
Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Investments	157,644	151,499
Loans	0	0
Mortgage servicing rights (MSRs)	0	0
Assets before netting	$ 260,938	$ 261,637
Total as a percentage of gross assets	20.00%	16.10%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	$ 0	$ 0
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	0	0
Securities sold, not yet purchased	48,452	59,463
Trading liabilities	48,452	59,463
Short-term borrowings	0	0
Long-term debt, at fair value	0	0
Total liabilities, Gross	$ 50,970	$ 63,164
Total as a percentage of gross liabilities	6.50%	5.90%
Recurring | Level 1 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	$ 2,518	$ 3,701
Recurring | Level 1 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	5	77
Recurring | Level 1 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	6	0
Recurring | Level 1 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,244	2,955
Recurring | Level 1 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	263	669
Recurring | Level 1 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	0	0
Recurring | Level 1 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other liabilities, gross	0	0
Recurring | Level 1 | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading liabilities	0	0
Recurring | Level 1 | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	14,208	15,991
Investments	111,536	110,710
Recurring | Level 1 | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	35,715	37,995
Investments	42,073	37,280
Recurring | Level 1 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	302	1,337
Investments	3,605	1,739
Recurring | Level 1 | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	50,429	51,346
Investments	430	1,770
Recurring | Level 1 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	0	0
Recurring | Level 1 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	100,654	106,669
Recurring | Level 1 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	2,640	3,469
Recurring | Level 1 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	9	74
Recurring | Level 1 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	5	0
Recurring | Level 1 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	2,422	2,748
Recurring | Level 1 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	204	647
Recurring | Level 1 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	0	0
Recurring | Level 1 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Other assets, gross	0	0
Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	177,538	187,922
Investments	137,626	144,064
Loans	2,839	2,793
Mortgage servicing rights (MSRs)	0	0
Assets before netting	$ 1,013,230	$ 1,322,433
Total as a percentage of gross assets	77.50%	81.40%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	$ 1,156	$ 1,198
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	76,507	82,811
Securities sold, not yet purchased	9,176	11,057
Trading liabilities	11,269	11,057
Short-term borrowings	1,198	1,152
Long-term debt, at fair value	18,342	18,890
Total liabilities, Gross	$ 706,709	$ 982,447
Total as a percentage of gross liabilities	90.80%	91.90%
Recurring | Level 2 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	$ 596,611	$ 865,562
Recurring | Level 2 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	393,321	617,933
Recurring | Level 2 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	133,404	158,354
Recurring | Level 2 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	21,875	26,616
Recurring | Level 2 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	17,329	22,872
Recurring | Level 2 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	30,682	39,787
Recurring | Level 2 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other liabilities, gross	1,626	1,777
Recurring | Level 2 | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading liabilities	2,093	0
Recurring | Level 2 | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	24,023	25,968
Investments	39,575	36,053
Recurring | Level 2 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,059	2,158
Investments	5,982	8,355
Recurring | Level 2 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,338	3,903
Investments	569	553
Recurring | Level 2 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	27,420	32,029
Investments	46,126	44,961
Recurring | Level 2 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,587	4,483
Investments	11,375	12,974
Recurring | Level 2 | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,345	3,161
Investments	9,267	10,519
Recurring | Level 2 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	20,697	26,736
Investments	49,868	52,739
Recurring | Level 2 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	13,759	25,640
Investments	11,595	9,746
Recurring | Level 2 | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,382	4,281
Investments	71	274
Recurring | Level 2 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,217	1,252
Investments	8,578	11,957
Recurring | Level 2 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	9,293	9,221
Investments	688	661
Recurring | Level 2 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	58	233
Recurring | Level 2 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	80,700	106,803
Recurring | Level 2 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	606,645	871,499
Recurring | Level 2 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	412,802	634,318
Recurring | Level 2 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	128,189	154,744
Recurring | Level 2 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	17,866	19,969
Recurring | Level 2 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	16,706	21,850
Recurring | Level 2 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	31,082	40,618
Recurring | Level 2 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Other assets, gross	7,882	9,352
Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	1,337	3,398
Investments	5,059	6,273
Loans	2,166	3,108
Mortgage servicing rights (MSRs)	1,781	1,845
Assets before netting	$ 32,637	$ 41,328
Total as a percentage of gross assets	2.50%	2.50%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	$ 434	$ 486
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	1,247	1,043
Securities sold, not yet purchased	199	424
Trading liabilities	199	424
Short-term borrowings	9	344
Long-term debt, at fair value	6,951	7,290
Total liabilities, Gross	$ 20,779	$ 23,524
Total as a percentage of gross liabilities	2.70%	2.20%
Recurring | Level 3 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	$ 11,925	$ 13,930
Recurring | Level 3 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,578	4,272
Recurring | Level 3 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	503	472
Recurring | Level 3 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,397	2,898
Recurring | Level 3 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,961	2,645
Recurring | Level 3 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	3,486	3,643
Recurring | Level 3 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other liabilities, gross	14	7
Recurring | Level 3 | Trading account liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading liabilities	0	0
Recurring | Level 3 | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	744	1,085
Investments	139	38
Recurring | Level 3 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,326	2,680
Investments	4	8
Recurring | Level 3 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	517	440
Investments	2	1
Recurring | Level 3 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,587	4,205
Investments	145	47
Recurring | Level 3 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1	0
Investments	4	6
Recurring | Level 3 | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	351	241
Investments	2,192	2,180
Recurring | Level 3 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	197	206
Investments	260	678
Recurring | Level 3 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	376	820
Investments	603	672
Recurring | Level 3 | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,684	2,219
Investments	124	681
Recurring | Level 3 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,739	3,294
Investments	596	549
Recurring | Level 3 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,483	4,372
Investments	0	0
Recurring | Level 3 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	1,135	1,460
Recurring | Level 3 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	12,418	15,357
Recurring | Level 3 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	9,696	11,269
Recurring | Level 3 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	2,083	4,061
Recurring | Level 3 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	1,123	1,250
Recurring | Level 3 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	1,597	2,035
Recurring | Level 3 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	1,100	1,023
Recurring | Level 3 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	3,793	2,900
Recurring | Level 3 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Other assets, gross	$ 180	$ 78